Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events,” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred subsequent to the balance sheet date. Based upon this review, the Company identified the following subsequent events:

On August 10, 2023, the Company held an extraordinary general meeting of its shareholders pursuant to due notice (the “Second Extraordinary General Meeting”). At the Second Extraordinary General Meeting, the Company shareholders entitled to vote at the Second Extraordinary General Meeting cast their votes and approved the Trust Amendment Proposal, pursuant to which the Trust Agreement was amended to extend the date on which Continental must liquidate the Trust Account established in connection with the IPO if the Company has not completed its initial business combination, from August 18, 2023 to February 18, 2024, which was extended  from November 18, 2022 to August 18, 2023 by the Company’s shareholders on November 16, 2022 at an Extraordinary General Meeting (the “First Extended Termination Date”).

The shareholders of the Company approved the Third Amended and Restated Memorandum and Articles of Association of the Company at the August 10, 2023, Extraordinary General Meeting, giving the Company the right to extend the date by which the Company must (i) consummate a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses (a “business combination”), (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s Class A ordinary shares included as part of the units sold in the Company’s IPO that closed on November 18, 2021 from August 18, 2023 pursuant to the First Extended Termination Date by up to six (6) one-month extensions to February 18, 2024 (the “Second Extension Amendment Proposal”).

In connection with the voting on the Second Extension Amendment Proposal and the corresponding Trust Amendment Proposal at the Second Extraordinary General Meeting, holders of 678,549 Class A ordinary shares exercised their right to redeem those shares for cash at an approximate price of $10.95 per share, for an aggregate of approximately $7,430,111.55.

The holders of the founder shares have agreed to waive their liquidation rights with respect to the founder shares if the Company fails to complete a Business Combination within the Combination Period. However, if the holders of founder shares acquire Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period, and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

The underwriter was paid a cash underwriting discount of two percent (2.00%) of the gross proceeds of the Initial Public Offering, or $2,300,000. In addition, the underwriter is entitled to a deferred fee of three point five percent (3.50%) of the gross proceeds of the Initial Public Offering, or $4,025,000. The underwriters agreed in December 2023 that the deferred underwriting commission is to be paid in cash and equity, as follows: (i) $2,000,000 in cash at Closing; and (ii) the balance of $2,025,000 to be paid in equity for a total of 202,500 Combined Entity Ordinary Shares at $10/share at the Closing pursuant to the Satisfaction and Discharge of Indebtedness Agreement (the “Satisfaction Agreement”) effective as of December 21, 2023 (and attached hereto as Exhibit 10.29), by and between Energem, Graphjet and EF Hutton, on behalf of the underwriters. Pursuant to the Satisfaction Agreement, no later than 30 days from the Closing of the Business Combination, the Combined Entity shall register under the Securities Act all of 202,500 Ordinary Shares. If the aggregate VWAP value of the 202,500 Ordinary Shares that EF Hutton, as of the effectiveness date of that registration statement, is lower than $2,025,000 (the “Original Aggregate Share Value”), with the difference between the VWAP value on any given date and the Original Aggregate Share Value (the “Difference in Amount”), then the Combined Entity shall compensate EF Hutton either in cash or by issuing additional Ordinary Shares at a new value of Ordinary Shares (the “New Share Price”) in an amount equal to the Difference in Amount on the effectiveness date of the registration statement. If the Combined Entity decides to compensate EF Hutton for the Difference in Amount in issuing additional Ordinary Shares, then the New Share Price shall equal an amount that is the lowest of the VWAP for a period of five (5) trading days immediately prior to the effectiveness date of that registration statement, as discussed in greater detail elsewhere in this proxy statement/prospectus.

Note 8 – Subsequent Events

On November 16, 2022, the Company held an annual meeting via an Extraordinary General Meeting at which the shareholders cast their votes and approved the Trust Amendment Proposal, pursuant to which the Trust Agreement was amended to extend the date on which Continental must liquidate the Trust Account established in connection with the IPO if the Company has not completed its initial business combination, from November 18, 2022, to August 18, 2023.

At the Extraordinary General Meeting, the shareholders of the Company approved the Second Amended and Restated Memorandum and Articles of Association of the Company giving the Company the right to extend the date by which the Company must (i) consummate a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s Class A ordinary shares included as part of the units sold in the Company’s IPO that closed on November 18, 2021 from November 18, 2022 by up to nine (9) one-month extensions to August 18, 2023.

In connection with approval of the Extension Amendment Proposal and the Trust Amendment Proposal, the Company caused $0.045 per outstanding share of the Company’s Class A ordinary shares, giving effect to the redemptions disclosed above, or approximately $85,297 for the remaining 1,895,481 Class A ordinary shares to be deposited in the Trust Account in connection with the exercise of the first monthly extension of the Extended Date on November 17, 2022 in advance of the November 18, 2022 due date.

In connection with the second monthly extension of the Termination Date, the Company caused $0.045 per outstanding share of the Company’s Class A ordinary shares or approximately $85,297 for 1,895,481 Class A ordinary shares to be paid to the Trust Account on December 15, 2022, in advance of the December 17, 2022 due date for the second monthly extension of the Termination Date.

In connection with the third monthly extension of the Termination Date, the Company caused $0.045 per outstanding share of Energem’s Class A ordinary shares or approximately $85,297 for 1,895,481 Class A ordinary shares to be paid to the Trust Account on January 13, 2023, in advance of the January 18, 2023 due date.

In connection with the fourth monthly extension of the Termination Date, the Company caused $0.045 per outstanding share of Energem’s Class A ordinary shares or approximately $85,297 for 1,895,481 Class A ordinary shares to be paid to the Trust Account on February 10, 2023, in advance of the February 18, 2023 due date.

In connection with the fifth monthly extension of the Termination Date, the Company caused $0.045 per outstanding share of Energem’s Class A ordinary shares or approximately $85,297 for 1,895,481 Class A ordinary shares to be paid to the Trust Account on March 10, 2023, in advance of the March 18, 2023 due date to extend the period to consummate the period to complete a business combination to April 18, 2023.

The underwriters agreed in December 2023 that the deferred underwriting commission is to be paid in cash and equity, as follows: (i) $2,000,000 in cash at Closing; and (ii) the balance of $2,025,000 to be paid in equity for a total of 202,500 Combined Entity Ordinary Shares at $10/share at the closing pursuant to the Satisfaction and Discharge of Indebtedness Agreement (the “Satisfaction Agreement”) effective as of December 21, 2023 (and attached hereto as Exhibit 10.29), by and between Energem, Graphjet and EF Hutton, on behalf of the underwriters. Pursuant to the Satisfaction Agreement, no later than 30 days from the Closing of the Business Combination, the Combined Entity shall register under the Securities Act all of 202,500 Ordinary Shares. If the aggregate VWAP value of the 202,500 Ordinary Shares that EF Hutton, as of the effectiveness date of that registration statement, is lower than $2,025,000 (the “Original Aggregate Share Value”), with the difference between the VWAP value on any given date and the Original Aggregate Share Value (the “Difference in Amount”), then the Combined Entity shall compensate EF Hutton either in cash or by issuing additional Ordinary Shares at a new value of Ordinary Shares (the “New Share Price”) in an amount equal to the Difference in Amount on the effectiveness date of the registration statement. If the Combined Entity decides to compensate EF Hutton for the Difference in Amount in issuing additional Ordinary Shares, then the New Share Price shall equal an amount that is the lowest of the VWAP for a period of five (5) trading days immediately prior to the effectiveness date of that registration statement, as discussed in greater detail elsewhere in this proxy statement/prospectus.